ABRDN HIGH INCOME OPPORTUNITIES FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This notice is to inform you that at a meeting held on December 11, 2024, the Board of Trustees (the “Board”) of abrdn Funds (the “Trust”) approved a non-fundamental policy that the abrdn High Income Opportunities Fund (the “Fund”) will invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. The policy will take effect on or about February 28, 2025 (the “Effective Date”).

As of the Effective Date, the Fund will have a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. High income producing instruments are defined by the Fund as those rated at the time of purchase below “BBB–” by Standard & Poor’s Rating Service (“S&P”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”), below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality.

More information regarding this change is included in the Supplement to the Fund’s Statutory Prospectus, which is included with this notice. An updated Statutory Prospectus will be available for the Fund following the Effective Date.

Dated: December 12, 2024

ABRDN FUNDS

(the “Trust”)

abrdn High Income Opportunities Fund

(the “Fund”)

Supplement dated December 12, 2024 to the Fund’s Statutory Prospectus dated

February 29, 2024, as supplemented to date

On December 11, 2024, the Board of Trustees (the “Board”) of the Trust approved a non-fundamental 80% policy for the Fund to invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. The policy will take effect on or about February 28, 2025 (the “Effective Date”).

As of the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. High income producing instruments are defined by the Fund as those rated at the time of purchase below “BBB–” by Standard & Poor’s Rating Service (“S&P”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”), below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. An updated Statutory Prospectus for the Fund will be available following the Effective Date.

As of the Effective Date, the Statutory Prospectus is hereby revised as follows:

Principal Investment Strategies Changes

As of the Effective Date, the following disclosure will replace the first paragraph in the section entitled “Summary—abrdn High Income Opportunities Fund—Principal Strategies” in the Fund’s Statutory Prospectus beginning on page 114:

As a non-fundamental policy, under normal circumstances, the High Income Opportunities Fund invests at least 80% of its assets in high income producing instruments. High income producing instruments are defined by the Fund as those rated at the time of purchase below “BBB–” by Standard & Poor’s Rating Service (“S&P”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”), below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. The Fund may invest in securities rated in the lowest ratings category or in default (i.e., “junk bonds”, which are speculative). Although the Fund typically invests in high income debt securities, the Fund may invest up to 20% of its assets in investment grade debt. The Fund has the flexibility to invest in a broad-range of debt instruments, including, but not limited to, corporate and sovereign debt from U.S. and non-U.S. issuers, including those in emerging markets. The Fund may invest in debt securities of any maturity.

Please retain this Supplement for future reference.

ABRDN FUNDS

(the “Trust”)

abrdn High Income Opportunities Fund

(the “Fund”)

Supplement dated December 12, 2024 to the Fund’s Statement of Additional Information (“SAI”) dated

February 29, 2024, as supplemented to date

On December 11, 2024, the Board of Trustees (the “Board”) of the Trust approved a non-fundamental policy that the Fund will invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. The policy will take effect on or about February 28, 2025 (the “Effective Date”).

As of the Effective Date, the Fund will adopt a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. High income producing instruments are defined by the Fund as those rated at the time of purchase below “BBB–” by Standard & Poor’s Rating Service (“S&P”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”), below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality.

An updated SAI will be available for the Fund following the Effective Date.

Please retain this Supplement for future reference.